Operating Segments - Schedule of Segment Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 79,406,768	$ 51,368,289
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment liabilities	69,102,062	40,119,176
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment liabilities	9,874,301	8,960,085
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 430,405	$ 2,289,028